Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Leader Capital Short Term High Yield Bond Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	LCCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.62%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Net Assets	$ 140,418,670
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 408,652
Investment Company, Portfolio Turnover	82.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
Fund Size (Millions)	$140,418,670
Number of Holdings	71
Annual Portfolio Turnover	82.37%
Total Advisory Fee	$408,652

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%

Accountant Change Statement [Text Block]
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Leader Capital Short Term High Yield Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	LCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 140,418,670
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 408,652
Investment Company, Portfolio Turnover	82.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
Fund Size (Millions)	$140,418,670
Number of Holdings	71
Annual Portfolio Turnover	82.37%
Total Advisory Fee	$408,652

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%

Accountant Change Statement [Text Block]
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Leader Capital High Quality Income Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Investor Class
Trading Symbol	LCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.42%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Net Assets	$ 1,091,290,999
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 3,099,113
Investment Company, Portfolio Turnover	41.69%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%

Accountant Change Statement [Text Block]
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Leader Capital High Quality Income Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Institutional Class
Trading Symbol	LCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 1,091,290,999
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 3,099,113
Investment Company, Portfolio Turnover	41.69%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%

Accountant Change Statement [Text Block]
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Leader Capital High Quality Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Class A
Trading Symbol	LCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 1,091,290,999
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 3,099,113
Investment Company, Portfolio Turnover	41.69%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%

Accountant Change Statement [Text Block]
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.